Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
October 31, 2025 (Unaudited)
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 97.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.8%
Michigan Finance Authority, (Trinity Health Credit Group), 3.00%, 10/1/36	$1,500	$ 1,478,898
New Hampshire Municipal Bond Bank, 3.00%, 8/15/34	1,650	1,639,898
New Jersey Infrastructure Bank, Green Bonds, 5.00%, 9/1/38	690	803,081
Texas Water Development Board, 4.00%, 10/15/39	10,000	10,378,410
		$ 14,300,287
Education — 4.4%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 3.279%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$2,750	$ 2,738,547
California University:
5.00%, 11/1/40	4,580	5,269,504
5.00%, 11/1/41	4,410	5,019,020
Duneland School Building Corp., IN, 4.00%, 1/15/35	1,915	2,021,980
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	440	451,060
Massachusetts Development Finance Agency, (Harvard University), 5.00% to 11/15/35 (Put Date), 5/15/55	5,000	5,859,723
Metropolitan State University of Denver, CO, (Student Housing and Event Center):
5.00%, 12/1/40	2,080	2,298,847
5.00%, 12/1/41	1,815	1,985,138
Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University), 4.00%, 7/1/34	1,155	1,170,146
Poway Unified School District, CA, (Election of 2008), 0.00%, 8/1/35	1,000	745,486
University of Mississippi Educational Building Corp., 4.00%, 10/1/38	1,540	1,588,285
Virginia College Building Authority, 4.00%, 2/1/33	865	875,150
Virginia Public School Authority, Prince William County, 3.00%, 10/1/37	1,690	1,613,038
West Lafayette School Building Corp., IN, 5.00%, 7/15/35	2,800	2,888,166
		$ 34,524,090
Electric Utilities — 2.0%
American Municipal Power, Inc., OH, (Prairie State Energy Campus):
4.00%, 2/15/35	$5,690	$ 5,829,246
4.00%, 2/15/36	1,000	1,019,107
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$ 1,001,177
Clark County Public Utility District No. 1, WA, Electric System Revenue, 5.00%, 1/1/36	505	559,158
Florida Municipal Power Agency, 3.00%, 10/1/33	1,725	1,703,103
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	251,660
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	744,403
Metropolitan Government of Nashville and Davidson County, TN, Electric Revenue, 4.00%, 5/15/39	1,375	1,386,761
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	507,373
Public Finance Authority, WI, (Duke Energy Progress, LLC), 3.70% to 10/1/30 (Put Date), 10/1/46	2,620	2,677,265
		$ 15,679,253
Escrowed/Prerefunded — 0.3%
Grand Forks County, ND, Prerefunded to 10/1/30, 4.00%, 10/1/35	$345	$ 367,048
Los Angeles Unified School District, CA, Green Bonds, Prerefunded to 10/1/33, 5.00%, 10/1/38	1,455	1,739,300
		$ 2,106,348
General Obligations — 41.4%
Aldine Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/34	$300	$ 303,366
Amarillo Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/37	2,725	2,756,705
Anoka-Hennepin Independent School District No. 11, MN, 3.00%, 2/1/36	825	789,651
Athens, AL, 5.00%, 5/1/33	200	230,072
Auburn School District No. 408, WA, 4.00%, 12/1/35	775	778,425
Bainbridge Island School District No. 303, WA, 4.00%, 12/1/36	400	405,099
Beaufort County School District, SC:
3.00%, 3/1/39	7,800	7,242,836
3.00%, 3/1/40	8,455	7,646,450
Belding Area Schools, MI, 5.00%, 5/1/30	225	227,175
Bergen County, NJ, 2.00%, 11/1/33	1,860	1,655,009
Beverly Hills Unified School District, CA, (Election of 2018), 4.00%, 8/1/38	275	287,772
Bexar County, TX, 3.00%, 6/15/30	5,950	5,950,308
Boerne Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/37	1,000	1,007,272
Brookline, MA, 3.10%, 3/15/33	1,445	1,451,022

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Burbank Unified School District, CA, (Election of 2013), 4.45%, 8/1/36	$900	$ 930,621
Burlington, VT, 5.00%, 11/1/29	45	49,187
California:
3.00%, 11/1/35	3,605	3,568,861
3.80%, 12/1/38	2,585	2,623,859
4.55%, 12/1/37	1,000	1,073,515
Celina Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/33	1,135	1,138,484
Celina, TX, 1.625%, 9/1/32	2,380	2,080,656
Centennial School District No. 28Jt, OR, 5.00%, 6/15/34	835	914,515
Chaffey Joint Union High School District, CA, (Election of 2012):
0.00%, 8/1/30	400	349,876
0.00%, 8/1/31	460	390,135
0.00%, 8/1/32	530	434,955
0.00%, 8/1/35	175	126,911
0.00%, 8/1/36	175	120,856
0.00%, 8/1/37	275	180,535
0.00%, 8/1/38	325	202,590
0.00%, 8/1/39	365	215,031
Chambers County Improvement District No. 1, TX:
4.00%, 9/1/32	1,100	1,117,813
4.00%, 9/1/33	1,000	1,013,056
4.00%, 9/1/34	1,000	1,009,281
Chandler, AZ, 2.85%, 7/1/32	590	590,160
Channelview Independent School District, TX, (PSF Guaranteed), 2.375%, 8/15/35	500	463,001
Chisholm Independent School District No. 695, MN, 0.00%, 2/1/38	820	488,382
Clark County, NV:
3.00%, 11/1/34	1,000	984,806
4.00%, 6/1/36	175	176,696
Coconino County Unified School District No. 1, AZ:
1.50%, 7/1/32	930	812,081
1.75%, 7/1/34	1,760	1,499,229
College Station Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/32	320	321,126
College Station, TX:
3.35%, 2/15/34	1,485	1,487,388
3.45%, 2/15/35	865	866,290
Comal County, TX, 4.00%, 2/1/33	5,580	5,591,769
Connecticut:
4.00%, 1/15/34	3,000	3,142,861
4.00%, 1/15/35	3,000	3,119,950
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Connecticut: (continued)
5.00%, 12/1/31	$1,460	$ 1,658,962
5.00%, 3/15/35	225	265,301
5.00%, 12/1/35	235	277,917
Conroe, TX, 4.125%, 3/1/39	1,895	1,946,155
Cook County School District No. 25, IL, 5.00%, 12/15/32	630	644,029
Cupertino Union School District, CA, (Election of 2012), 5.00%, 8/1/33	555	564,579
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/35	2,235	2,506,211
Dallas Center-Grimes Community School District, IA:
3.00%, 5/1/35	1,075	1,039,141
3.00%, 5/1/36	910	867,648
David Douglas School District No. 40, OR:
0.00%, 6/15/31	375	314,204
0.00%, 6/15/34	1,455	1,077,281
0.00%, 6/15/35	1,250	879,070
0.00%, 6/15/36	1,690	1,120,816
0.00%, 6/15/37	700	437,060
0.00%, 6/15/38	750	439,855
Dedham, MA, 3.30%, 4/1/36	775	771,878
Del Valle Independent School District, TX, (PSF Guaranteed), 4.00%, 6/15/38	750	774,584
Delaware, 5.00%, 5/1/37	1,370	1,581,792
El Paso Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/34	500	502,743
Euless, TX, 5.00%, 2/15/34	125	141,894
Fairfax County, VA, 4.00%, 10/1/42	4,680	4,738,404
Florida:
2.00%, 7/1/33	1,535	1,344,629
3.00%, 7/1/34	5,195	5,177,411
Fort Bend Independent School District, TX, (PSF Guaranteed):
3.00%, 8/15/35	400	392,066
3.00%, 8/15/36	500	480,715
Frenship Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/36	1,640	1,614,171
Glen Rose Independent School District, TX, (PSF Guaranteed):
5.00%, 8/15/30	560	621,526
5.00%, 8/15/32	935	1,034,498
5.00%, 8/15/33	1,020	1,125,327
5.00%, 8/15/34	330	362,806
Grayson County Junior College District, TX, 5.00%, 2/15/36	865	980,928
Greensboro, NC, 2.00%, 4/1/36	280	240,941

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Grosse Pointe Public School System, MI, 3.00%, 5/1/36	$1,580	$ 1,502,026
Guilford County, NC, 3.00%, 5/1/35	290	286,769
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	872,743
Harrisburg School District No. 41-2, SD:
2.00%, 8/1/32	2,230	2,070,029
2.00%, 8/1/33	1,305	1,192,173
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 3.25%, 2/15/32	3,445	3,462,892
Hays County, TX, 3.00%, 2/15/37	1,125	1,055,794
Hempstead, NY:
2.00%, 6/15/33	5,935	5,360,706
2.00%, 6/15/34	6,145	5,436,995
Hennepin County, MN, 5.00%, 12/1/33	1,000	1,021,478
Henrico County, VA, 3.35%, 8/1/36	4,670	4,694,560
Homewood, AL, 5.00%, 9/1/29	1,325	1,349,616
Honolulu City and County, HI, 3.00%, 9/1/31	30	30,068
Houston, TX, 4.00%, 3/1/37	1,730	1,738,857
Independence School District, MO, 3.25%, 3/1/38	2,605	2,552,963
Iowa City Community School District, IA, 2.75%, 6/1/30	2,850	2,744,486
Kansas City, MO, 3.00%, 2/1/35	240	234,697
Kennebunk, ME, 2.00%, 10/1/35	300	256,255
Knox County, TN, 3.00%, 6/1/35	2,625	2,569,890
Knoxville, TN, 3.00%, 5/1/39	3,365	3,069,378
Krum Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/35	720	720,211
Lake Oswego, OR, 2.50%, 6/1/33	1,255	1,208,813
Lake Washington School District No. 414, WA, 4.00%, 12/1/34	1,000	1,014,558
Lane County School District No. 40, OR, 0.00%, 6/15/38	900	521,094
Lexington, MA, 3.20%, 2/15/36	1,195	1,186,514
Lone Star College System, TX, 3.00%, 2/15/36	1,395	1,343,429
Longmeadow, MA, 2.00%, 5/15/34	345	304,986
Longview, TX, 4.00%, 9/1/37	1,100	1,110,927
Loudoun County, VA, 3.25%, 12/1/35	910	909,983
Marshfield, MA:
2.00%, 9/15/33	385	344,091
2.00%, 9/15/34	695	607,869
Maryland, 5.00%, 6/1/40	5,000	5,655,370
Massachusetts, 2.00%, 3/1/34	500	444,121
McKinney, TX, 2.50%, 8/15/35	2,080	1,911,725
Medina Valley Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	325	343,522
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Merriam, KS, 4.50%, 8/1/40	$2,800	$ 2,891,198
Mildred Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/35	425	417,484
Millbrae School District, CA, 2.50%, 7/1/33	265	252,077
Minnesota, 5.00%, 8/1/38	4,950	5,727,653
Monrovia Unified School District, CA, (Election of 2006), 0.00%, 8/1/34	3,435	2,664,899
Montgomery County Municipal Utility District No. 46, TX, 4.00%, 3/1/29	1,295	1,295,517
Morgan County School District, UT, 4.00%, 8/1/34	1,180	1,200,930
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	167,696
Nebo School District, UT, 2.125%, 7/1/34	4,465	4,032,579
Nevada, 2.125%, 5/1/38	1,800	1,467,793
New York, 5.00%, 3/15/38	5,425	6,311,035
New York, NY:
4.00%, 10/1/37	1,875	1,896,722
5.00%, 10/1/40	2,000	2,230,579
5.00%, 8/1/41	4,000	4,424,841
Newport-Mesa Unified School District, CA, (Election of 2005):
0.00%, 8/1/35	3,435	2,603,794
0.00%, 8/1/37	6,580	4,558,294
Norfolk, VA, 5.00%, 9/1/40	4,810	5,230,295
North Carolina, 3.00%, 6/1/31	3,650	3,651,743
Orange County, NC:
3.25%, 8/1/36	2,575	2,571,522
3.30%, 8/1/37	2,070	2,044,199
Oregon:
5.00%, 5/15/39	2,250	2,410,121
5.00%, 5/15/40	2,875	3,061,390
Pasadena Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/39	4,840	4,964,720
Pearland Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	250	256,770
Pecos Barstow Toyah Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/38	1,575	1,578,885
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	790	751,094
Pennsylvania, 4.00%, 10/1/37	17,000	17,797,195
Plano, TX, 3.28%, 9/1/35	1,700	1,696,559
Portland, ME, 2.50%, 4/1/35	1,425	1,310,922
Portland, OR, 2.00%, 10/1/35	2,345	2,050,983
Quincy School District No. 144-101, WA, 4.00%, 12/1/34	800	803,219
Racine County, WI:
0.25%, 3/1/37	235	157,889

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Racine County, WI: (continued)
0.50%, 3/1/38	$320	$ 213,235
Rhode Island, 2.00%, 8/1/36	950	785,025
Richardson Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	600	601,067
Richmond, VA:
2.60%, 7/15/37	7,845	7,007,922
2.65%, 7/15/38	7,980	7,028,098
River Falls School District, WI, 3.20%, 4/1/32	920	924,651
Romeo Community Schools, MI, 5.00%, 5/1/30	700	706,491
Romulus, MI:
4.00%, 11/1/31	250	250,299
4.00%, 11/1/32	100	100,107
4.00%, 11/1/33	250	250,231
Roseville Joint Union High School District, CA, (Election of 2007):
0.00%, 8/1/33	85	67,616
0.00%, 8/1/34	85	64,438
0.00%, 8/1/37	175	111,861
0.00%, 8/1/38	210	126,213
0.00%, 8/1/39	225	126,793
0.00%, 8/1/40	215	113,281
Round Rock, TX, 4.00%, 8/15/38	725	738,781
San Antonio Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/33	500	503,406
San Jacinto Community College District, TX, 4.00%, 2/15/34	1,445	1,527,613
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	450	450,402
Scituate, MA, 2.00%, 10/1/34	670	593,791
Somerville, MA, 1.75%, 10/15/34	4,150	3,526,431
Southside Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/35	300	303,026
Spokane, WA, 4.00%, 12/1/36	2,980	3,017,461
St. Charles School District, MO, 3.00%, 3/1/38	650	607,570
Stamford, CT, 2.00%, 8/15/33	805	722,739
Sugar Land, TX, 4.00%, 2/15/36	1,000	1,010,011
Travis County, TX:
3.375%, 3/1/38	1,565	1,477,060
3.375%, 3/1/38	405	382,242
Tukwila, WA, 4.00%, 12/1/35	500	505,944
Tyler Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/36	2,000	2,049,455
Umatilla School District No. 6R, Umatilla County, OR, 0.00%, 6/15/30	110	94,981
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Union County, NC:
3.00%, 9/1/35	$920	$ 907,837
3.00%, 9/1/36	985	960,506
United Independent School District, TX:
4.00%, 2/15/33	350	354,872
4.00%, 2/15/34	535	541,637
4.00%, 2/15/36	580	585,253
4.00%, 2/15/37	600	604,434
Upper St. Clair Township, PA, 4.00%, 6/1/34	800	804,049
Vestavia Hills, AL, 4.00%, 8/1/35	800	820,321
Village of Dobbs Ferry, NY:
2.85%, 10/15/35	475	443,654
3.00%, 10/15/36	340	325,387
Waldwick School District, NJ:
2.00%, 7/15/34	1,245	1,063,247
2.00%, 7/15/35	1,165	969,006
2.00%, 7/15/36	1,300	1,053,940
Washington:
5.00%, 8/1/39	1,205	1,272,247
5.00%, 8/1/40	3,925	4,123,097
5.00%, 2/1/41	3,000	3,212,237
West St. Paul-Mendota Heights-Eagan Independent School District No. 197, MN, 3.55%, 2/1/36	7,615	7,651,242
Westchester County, NY, 2.00%, 10/15/33	650	582,324
Wichita Falls Independent School District, TX, (PSF Guaranteed), 3.00%, 2/1/38	2,220	2,065,524
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	360	360,750
Williamson County, TX, 3.00%, 2/15/33	220	220,108
Willis Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/34	205	203,826
Worthington City School District, OH, 0.00%, 12/1/31	270	220,978
Yosemite Community College District, CA, (Election of 2004), 0.00%, 8/1/37	165	114,172
Ysleta Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/37	405	415,687
		$321,214,941
Hospital — 3.7%
California Health Facilities Financing Authority, (Adventist Health System/West):
4.00%, 3/1/27	$90	$ 90,028
5.00%, 12/1/35	1,250	1,416,159
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	440	453,290

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Center City, MN, (Hazelden Betty Ford Foundation):
5.00%, 11/1/35	$220	$ 244,065
5.00%, 11/1/36	335	368,500
5.00%, 11/1/37	280	305,439
5.00%, 11/1/38	365	395,096
5.00%, 11/1/39	385	413,537
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	335	339,299
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/34	100	102,669
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/30	350	361,024
Idaho Health Facilities Authority, ID, (St. Lukes's Health System), 5.00% to 3/1/35 (Put Date), 3/1/60	3,750	4,149,834
Illinois Finance Authority, (Rush University Medical Center):
5.00%, 11/15/31	1,000	1,000,815
5.00%, 11/15/32	1,000	1,000,801
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.):
5.00%, 10/1/30	2,000	2,033,779
5.00%, 10/1/31	1,500	1,524,731
5.00%, 10/1/32	2,000	2,031,602
Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	875	877,626
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/36	1,990	2,010,304
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	440	440,318
Missouri Health and Educational Facilities Authority, (Saint Luke's Health System), 5.00%, 11/15/31	1,000	1,010,268
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System):
5.00%, 7/1/28	600	608,167
5.00%, 7/1/31	275	278,802
New York Dormitory Authority, (Maimonides Medical Center), 4.00%, 8/1/30	150	153,457
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 5.00%, 11/1/31	3,220	3,600,904
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	150,019
University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,505	1,506,529
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center):
5.00%, 12/1/25	285	285,346
5.00%, 12/1/28	65	65,703
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center): (continued)
5.00%, 12/1/30	$300	$ 303,184
5.00%, 12/1/31	70	70,700
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	404,625
Wisconsin Health and Educational Facilities Authority, (Gundersen Health System), 4.00%, 10/15/33	425	440,305
		$ 28,436,925
Housing — 11.2%
Colorado Housing and Finance Authority, Social Bonds, (GNMA), 5.75%, 11/1/53	$3,995	$ 4,254,354
Connecticut Housing Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 11/15/54	785	846,422
Connecticut Housing Finance Authority, (Housing Mortgage Finance), 1.45%, 5/15/31	1,220	1,103,299
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/53	2,965	3,301,733
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/37	3,035	3,126,930
Iowa Finance Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), (SPA: TD Bank, N.A.), 3.32%, 7/1/49(2)	4,000	4,000,000
Maricopa County and Phoenix Industrial Development Authorities, AZ, (GNMA), 5.75%, 3/1/56	6,000	6,639,270
Michigan Housing Development Authority, Social Bonds, 6.00%, 6/1/54	7,755	8,387,913
Minnesota Housing Finance Agency:
2019 Series A, 4.00%, 8/1/34	295	307,253
2019 Series A, 4.00%, 8/1/35	440	455,503
2019 Series C, 4.00%, 8/1/34	240	249,969
New Mexico Mortgage Finance Authority, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	2,660	2,845,903
New York City Housing Development Corp., NY, Sustainability Bonds, 2.85%, 11/1/29	20	19,920
New York Mortgage Agency, 3.65%, 4/1/32	95	95,300
North Dakota Housing Finance Agency, Social Bonds, 6.00%, 7/1/54	4,820	5,206,654
Ohio Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 3/1/55	2,190	2,384,905
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 6.25%, 10/1/53	5,310	5,760,543
Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	7,675	7,541,594

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
South Dakota Housing Development Authority:
(FHLMC), (FNMA), (GNMA), 6.25%, 5/1/55	$4,285	$ 4,664,363
(FHLMC), (FNMA), GNMA), 6.25%, 11/1/55	4,900	5,488,260
Tennessee Housing Development Agency, (Residential Finance Program), Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 1/1/54	2,395	2,591,500
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 6.00%, 1/1/54	4,725	5,186,715
Utah Housing Corp., (FHLMC), (FNMA), (GNMA), 6.00%, 7/1/54	4,730	5,208,799
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	994	1,000,796
Virginia Housing Development Authority, 2.55%, 5/1/27	90	89,098
Wisconsin Housing and Economic Development Authority, Home Ownership Revenue, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 9/1/54	5,800	6,274,416
		$ 87,031,412
Insured - Bond Bank — 1.4%
Indianapolis Local Public Improvement Bond Bank, IN, (AG), 4.00%, 6/1/36	$10,855	$ 11,263,111
		$ 11,263,111
Insured - Education — 0.2%
New Jersey Institute of Technology, (BAM), 5.00%, 7/1/39	$1,220	$ 1,393,424
		$ 1,393,424
Insured - Electric Utilities — 0.5%
Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 & 4 Project M):
(AG), 4.00%, 1/1/37	$470	$ 478,229
(AG), 5.00%, 7/1/30	120	131,869
(AG), 5.00%, 7/1/31	225	251,554
(AG), 5.00%, 7/1/32	465	527,306
(AG), 5.00%, 7/1/33	330	375,259
(AG), 5.00%, 7/1/34	365	412,860
(AG), 5.00%, 7/1/35	260	291,197
(AG), 5.00%, 7/1/36	500	554,303
(AG), 5.00%, 7/1/37	390	429,350
(AG), 5.00%, 7/1/38	405	442,935
		$ 3,894,862
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 0.6%
Fort Bend County Municipal Utility District No. 58, TX, (BAM), 3.00%, 4/1/26	$10	$ 9,984
Mauston School District, WI, (AG), 1.60%, 3/1/34	2,255	1,851,479
Ravenswood City School District, CA, (Election of 2022):
(AG), 0.00%, 8/1/39	300	174,619
(AG), 0.00%, 8/1/40	650	355,681
(AG), 0.00%, 8/1/41	1,000	514,421
Rialto Unified School District, CA, (Election of 2022):
(BAM), 0.00%, 8/1/34	190	142,746
(BAM), 0.00%, 8/1/35	425	302,703
(BAM), 0.00%, 8/1/36	500	336,584
(BAM), 0.00%, 8/1/37	750	474,940
(BAM), 0.00%, 8/1/38	450	268,656
		$ 4,431,813
Insured - Lease Revenue/Certificates of Participation — 0.6%
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	$100	$ 100,139
Fairfield, CA, Certificates of Participation:
(AG), 0.00%, 4/1/34	1,000	771,885
(AG), 0.00%, 4/1/37	5,000	3,364,330
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	75	75,126
Tahoe-Truckee Unified School District, CA, Certificates of Participation, (BAM), 5.00%, 6/1/31	90	91,158
		$ 4,402,638
Insured - Special Tax Revenue — 1.3%
Downtown Revitalization Public Infrastructure District, UT:
(AG), 5.00%, 6/1/37	$1,000	$ 1,148,307
(AG), 5.00%, 6/1/38	1,650	1,753,818
(AG), 5.00%, 6/1/39	1,350	1,526,248
(AG), 5.00%, 6/1/40	2,200	2,463,925
(AG), 5.00%, 6/1/40	1,000	1,117,378
Mobile County Board of School Commissioners, AL, (BAM), 4.00%, 3/1/36	1,405	1,437,595
North Houston Development Corp., TX, Tax Increment Contract Revenue, (AG), 3.00%, 9/1/36	880	822,460
		$ 10,269,731
Insured - Transportation — 0.7%
Alameda Corridor Transportation Authority, CA, (AG), 0.00%, 10/1/49	$7,000	$ 4,046,442

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	$175	$ 175,294
New Orleans Aviation Board, LA, (AG), 5.00%, 1/1/34	1,000	1,042,842
		$ 5,264,578
Insured - Water and Sewer — 0.0%†
Hamburg Municipal Authority, PA, Sewer Revenue:
(AG), 2.00%, 10/1/32	$45	$ 41,977
(AG), 2.00%, 10/1/34	30	25,405
		$ 67,382
Lease Revenue/Certificates of Participation — 3.4%
Colorado Department of Transportation:
5.00%, 6/15/30	$350	$ 354,373
5.00%, 6/15/31	310	313,683
Greene County, MO, Certificates of Participation, 4.00%, 3/1/35	1,700	1,779,970
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,516,724
Los Angeles Unified School District, CA, Green Bonds, 5.00%, 10/1/38	995	1,130,804
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/39	5,250	5,856,047
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/41	12,325	13,618,509
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	502,768
Sandy Springs Public Facilities Authority, GA:
2.00%, 5/1/35	600	528,439
2.00%, 5/1/36	500	429,336
		$ 26,030,653
Other Revenue — 7.8%
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 4.00% to 8/1/31 (Put Date), 2/1/52	$2,020	$ 2,064,488
Green Bonds, 4.00% to 8/1/28 (Put Date), 5/1/53	5,300	5,420,118
Green Bonds, 5.00% to 5/1/35 (Put Date), 10/1/56	4,000	4,408,237
Energy Southeast A Cooperative District, AL, 5.00%, 11/1/35	3,500	3,771,802
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 2/1/28 (Put Date), 2/1/50	5,000	5,085,664
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish):
5.00%, 4/1/27	500	503,588
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish): (continued)
5.00%, 4/1/29	$275	$ 277,643
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
4.00% to 12/1/29 (Put Date), 9/1/52	23,115	23,770,135
5.00% to 3/1/30 (Put Date), 7/1/53	2,500	2,680,364
5.00% to 12/1/31 (Put Date), 12/1/54	3,000	3,229,732
5.00% to 12/1/32 (Put Date), 5/1/55	5,000	5,433,307
Philadelphia Energy Authority:
Sustainability Bonds, 5.00%, 11/1/33	500	574,751
Sustainability Bonds, 5.00%, 11/1/38	850	945,506
Sustainability Bonds, 5.00%, 11/1/43	750	804,215
Tennergy Corp., TN, Gas Supply Revenue, 4.00% to 9/1/28 (Put Date), 12/1/51	1,150	1,174,592
		$ 60,144,142
Senior Living/Life Care — 2.3%
Baltimore County, MD, (Riderwood Village, Inc.):
4.00%, 1/1/30	$1,455	$ 1,488,220
4.00%, 1/1/32	350	357,964
4.00%, 1/1/33	600	612,430
4.00%, 1/1/34	685	697,663
4.00%, 1/1/35	615	623,787
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/28	50	50,055
5.00%, 11/15/30	910	911,023
California Municipal Finance Authority, (PRS California Obligated Group):
5.00%, 4/1/31	210	227,730
5.00%, 4/1/32	315	345,248
5.00%, 4/1/33	490	541,206
5.00%, 4/1/34	415	460,798
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,036,210
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	310	310,170
Lancaster Municipal Authority, PA, (Garden Spot Village):
5.00%, 5/1/31	205	221,127
5.00%, 5/1/32	305	331,947
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
3.00%, 2/1/27	975	965,981
5.00%, 2/1/31	1,160	1,229,741

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services): (continued)
5.00%, 2/1/32	$800	$ 853,589
5.00%, 2/1/33	515	551,804
5.00%, 2/1/34	550	590,752
North Carolina Medical Care Commission, (United Methodist Retirement Homes):
Series 2016A, 5.00%, 10/1/30	10	10,137
Series 2016A, 5.00%, 10/1/31	300	304,083
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/39	3,000	3,185,951
Washington Housing Finance Commission, WA, (Emerald Heights), 5.00%, 7/1/38	1,580	1,657,809
		$ 17,565,425
Special Tax Revenue — 4.0%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/29	$275	$ 289,849
5.00%, 5/1/30	160	170,961
5.00%, 5/1/31	455	491,504
Connecticut, Special Tax Obligation Bonds:
5.00%, 7/1/34	1,000	1,145,470
5.00%, 7/1/39	3,000	3,364,099
Massachusetts School Building Authority, Social Bonds, 5.00%, 2/15/37	2,350	2,792,658
Miami-Dade County, FL, Special Obligation Bonds:
5.00%, 4/1/30	950	958,309
5.00%, 4/1/31	895	902,239
5.00%, 4/1/32	735	741,459
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/37	1,995	1,999,745
4.00%, 2/1/38	310	315,055
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/37	6,950	7,060,980
5.00%, 3/15/40	1,840	2,048,493
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/40	1,500	1,684,194
New York State Urban Development Corp., Personal Income Tax Revenue:
4.00%, 3/15/35	2,885	2,956,224
4.00%, 3/15/39	2,900	2,924,492
Tri-County Metropolitan Transportation District of Oregon, OR, Green Bonds, 3.00%, 9/1/37	1,100	1,034,270
		$ 30,880,001
Security	Principal Amount (000's omitted)	Value
Transportation — 5.1%
Alameda Corridor Transportation Authority, CA:
0.00%, 10/1/49	$1,335	$ 768,130
0.00%, 10/1/50	5,000	2,870,050
Central Texas Regional Mobility Authority, 4.00%, 1/1/34	70	72,142
Chicago, IL, (O'Hare International Airport), 5.25%, 1/1/32	2,565	2,639,537
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,255	1,283,795
Illinois Toll Highway Authority:
5.00%, 1/1/29	175	175,577
5.00%, 12/1/32	350	351,183
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.00%, 5/15/33	225	241,892
Maryland Department of Transportation, 3.00%, 10/1/31	4,730	4,754,516
Metropolitan Transportation Authority, NY, 3.291%, (67% of SOFR + 0.43%), 11/1/26(1)	300	299,721
Nevada Highway Improvement Revenue, 2.00%, 12/1/34	850	742,173
New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	153,376
North Texas Tollway Authority, 4.125%, 1/1/39	6,000	6,147,950
Port Authority of New York and New Jersey:
4.00%, 11/1/37	3,185	3,252,454
5.00%, 10/15/41	8,500	9,509,048
Salt Lake City, UT, (Salt Lake City International Airport):
5.00%, 7/1/31	300	317,079
5.00%, 7/1/32	660	696,930
5.00%, 7/1/33	600	632,539
5.00%, 7/1/34	450	473,375
Virgin Islands Transportation and Infrastructure Corp.:
5.00%, 9/1/35	1,480	1,666,188
5.00%, 9/1/40	1,415	1,540,282
5.00%, 9/1/41	1,200	1,296,494
		$ 39,884,431
Water and Sewer — 5.0%
Collier County Water-Sewer District, FL, 3.00%, 7/1/38	$1,000	$ 930,025
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/37	800	808,084
Honolulu City and County, HI, Wastewater System Revenue, Green Bonds, 5.00%, 7/1/41	2,195	2,449,165

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Indiana Finance Authority, (CWA Authority, Inc.), Green Bonds:
4.00%, 10/1/36	$1,475	$ 1,521,804
4.00%, 10/1/37	1,595	1,630,628
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/39	5,000	5,424,387
Lincoln, NE, Sanitary Sewer Revenue, 3.00%, 6/15/35	585	561,680
Louisville and Jefferson County Metropolitan Sewer District, KY, Green Bonds, 4.00%, 5/15/36	220	230,550
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	575	585,753
Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32	1,700	1,711,868
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	105	106,426
Metropolitan Utilities District of Omaha, NE, Water System Revenue, 3.25%, 12/1/31	1,720	1,720,309
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 3.00%, 6/15/36	1,000	978,656
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 4.00%, 6/15/37	155	159,833
Portland, OR, Sewer System Revenue, 3.00%, 3/1/37	710	678,358
Rapid City, SD, Water Revenue:
4.00%, 11/1/29	600	600,491
4.00%, 11/1/30	670	670,565
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, 4.00%, 10/1/37	185	194,593
San Francisco, CA, Public Utilities Commission Water Revenue, 5.00%, 11/1/40	2,060	2,513,815
Santa Maria, CA, Water & Wastewater Revenue, 3.00%, 2/1/35	1,580	1,582,540
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	2,950	3,037,938
Southeast Energy Authority, AL, (Project No. 6), (Liq: Royal Bank of Canada), 5.00% to 6/1/30 (Put Date), 1/1/54	1,500	1,599,998
Texas Water Development Board:
4.00%, 8/1/35	4,115	4,307,891
4.00%, 10/15/36	500	505,906
4.00%, 10/15/36	700	714,877
Washington Suburban Sanitary District, MD, 2.00%, 6/1/34	2,000	1,764,213
Winston-Salem, NC, Water & Sewer System Revenue, 2.375%, 6/1/38	2,085	1,795,859
		$ 38,786,212
Total Tax-Exempt Municipal Obligations (identified cost $731,734,690)		$757,571,659

Short-Term Investments — 2.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(3)	16,320,392	$ 16,320,392
Total Short-Term Investments (identified cost $16,320,392)		$ 16,320,392
Total Investments — 99.8% (identified cost $748,055,082)		$773,892,051
Other Assets, Less Liabilities — 0.2%		$ 1,315,364
Net Assets — 100.0%		$775,207,415
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2025.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2025.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2025.
At October 31, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	13.8%
Others, representing less than 10% individually	83.9%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2025, 5.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 4.7% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at October 31, 2025.
Affiliated Investments
 At October 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $16,320,392, which represents 2.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$45,641,594	$217,486,052	$(246,807,254)	$ —	$ —	$16,320,392	$601,087	16,320,392
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$757,571,659	$ —	$757,571,659
Short-Term Investments	16,320,392	—	—	16,320,392
Total Investments	$16,320,392	$757,571,659	$ —	$773,892,051
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.